Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Interest income from:
Deposits with banks	¥ 103,798	¥ 78,217	¥ 45,770
Call loans and bills bought	16,400	19,362	12,065
Reverse repurchase agreements and cash collateral on securities borrowed	38,387	40,021	29,601
Investment securities	152,915	102,295	87,348
Loans and advances	2,094,850	1,904,175	1,725,477
Total interest income	2,406,350	2,144,070	1,900,261
Interest expense from:
Deposits	601,365	382,753	249,028
Call money and bills sold	14,212	8,763	5,286
Repurchase agreements and cash collateral on securities lent	120,984	61,341	20,623
Borrowings	107,233	89,196	79,835
Debt securities in issue	256,035	190,774	146,937
Others	2,046	1,142	629
Total interest expense	1,101,875	733,969	502,338
Net interest income	¥ 1,304,475	¥ 1,410,101	¥ 1,397,923